Borrowings - Maturities of borrowings (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Long-term Debt, Fiscal Year Maturity [Abstract]
2022	¥ 162,252
2023	99,252
2024	96,918
2025	88,438
2026	94,460
2027 and thereafter	367,520
Total	¥ 908,840	¥ 910,661